Stockholders' Equity - Summary of Recognized Non-Cash Share-Based Compensation Expense (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	$ 143,340	$ 83,018	$ 565,410	$ 970,381	$ 1,082,865	$ 1,384,781	$ 612,952
General And Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	110,976	67,687	365,556	851,837	918,869	974,682	377,085
Research And Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	$ 32,364	$ 15,331	$ 199,854	$ 118,544	$ 163,996	$ 410,099	$ 235,867